Partners' Capital and Distributions	12 Months Ended
Dec. 31, 2014
Partners' Capital [Abstract]
PARTNERS' CAPITAL AND DISTRIBUTIONS

PARTNERS’ CAPITAL AND DISTRIBUTIONS
General partner
SemGroup owns the 2% general partner interest in us, and, through this general partner interest, has the right to manage and operate us. SemGroup may not be removed as general partner except by a vote of the holders of at least 66 2/3% of the outstanding limited partner units voting together as a single class, including any limited partner units owned by our general partner and its affiliates, including SemGroup.
Limited partner interests—common units
Limited partners have the right to vote on certain matters. For example, a unit majority is required to make certain types of amendments to the partnership agreement, to allow the sale of substantially all of our assets, or to dissolve the Partnership. Limited partners also have certain distribution rights, as summarized below.
Limited partner interests – subordinated units
The holders of subordinated limited partner units have similar voting rights to holders of common limited partner units. However, as described below, the distribution rights for holders of subordinated units are different than those of common units. On February 17, 2015, all subordinated units converted to common units upon the achievement of certain targets specified in our partnership agreement. The conversion did not impact the total number of the Partnership’s outstanding units representing limited partner interests.
Limited partner interests – Class A units
As described in Note 3, Class A units were not eligible to receive cash distributions until certain operational targets were achieved by White Cliffs, at which time they would convert to common units. In December 2014, these operational targets were achieved by White Cliffs and on January 1, 2015 all 3,750,000 Class A units were converted to common units on a one-for-one basis. As the conversion took place before the date of record for our distribution of fourth quarter 2014 earnings, the Class A units participated in those distributions. The conversion did not impact the total number of the Partnership’s outstanding units representing limited partner interests.
Distribution rights
We intend to pay a minimum quarterly distribution of $0.3625 per unit to the extent we have sufficient cash from operations after establishment of cash reserves and payment of fees and expenses, including payments to our general partner and its affiliates. We refer to this cash as “available cash,” and it is defined in our partnership agreement. Our ability to pay the minimum quarterly distribution is subject to various restrictions and other factors.
Our partnership agreement requires that we distribute all of our available cash each quarter in the following manner:

•	first, 98.0% to the holders of common units and 2.0% to our general partner, until each common unit has received the minimum quarterly distribution of $0.3625, plus any arrearages from prior quarters;

•	second, 98.0% to the holders of subordinated units and 2.0% to our general partner, until each subordinated unit has received the minimum quarterly distribution of $0.3625; and

•	third, 98.0% to all common and subordinated unitholders, pro rata, and 2.0% to our general partner, until each unit has received a distribution of $0.416875.
 If cash distributions to our unitholders exceed $0.416875 per unit in any quarter, our general partner will receive, in addition to distributions on its 2.0% general partner interest, increasing percentages, up to 48.0%, of the cash we distribute in excess of that amount. We refer to these distributions as “incentive distributions.” The following table summarizes the incentive distribution levels:

					Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Per Unit Target Amount				Unitholders	General Partner Interest	Incentive Distribution Rights
Minimum Quarterly Distribution				$0.362500	98.0%	2.0%	—%
First Target Distribution	above	$0.362500	up to	$0.416875	98.0%	2.0%	—%
Second Target Distribution	above	$0.416875	up to	$0.453125	85.0%	2.0%	13.0%
Third Target Distribution	above	$0.453125	up to	$0.543750	75.0%	2.0%	23.0%
Thereafter			above	$0.543750	50.0%	2.0%	48.0%

Distributions paid
The following table shows distributions paid in 2015, 2014, 2013 and 2012:

Quarter Ended	Record Date	Payment Date	Distribution Per Unit
December 31, 2011	February 3, 2012	February 13, 2012	$0.0670	*
March 31, 2012	May 7, 2012	May 15, 2012	$0.3725
June 30, 2012	August 6, 2012	August 14, 2012	$0.3825
September 30, 2012	November 5, 2012	November 14, 2012	$0.3925
December 31, 2012	February 4, 2013	February 14, 2013	$0.4025
March 31, 2013	May 6, 2013	May 15, 2013	$0.4300
June 30, 2013	August 5, 2013	August 14, 2013	$0.4400
September 30, 2013	November 5, 2013	November 14, 2013	$0.4500
December 31, 2013	February 4, 2014	February 14, 2014	$0.4650
March 31, 2014	May 5, 2014	May 15, 2014	$0.4950
June 30, 2014	August 4, 2014	August 14, 2014	$0.5350
September 30, 2014	November 4, 2014	November 14, 2014	$0.5750
December 31, 2014	February 3, 2015	February 13, 2015	$0.6200
* Calculated as the $0.3625 minimum quarterly distribution, prorated based on the length of time during the three months ended December 31, 2011, that was subsequent to our initial public offering.
Limited Partner Units
Changes in our limited partner units are as follows:

	Common Units - Public	Common Units - SemGroup	Subordinated Units	Class A units
December 14, 2011 initial public offering	7,000,000	1,389,709	8,389,709	—
Balance at December 31, 2012	7,000,000	1,389,709	8,389,709	—
Private placement	2,000,000	—	—	—
Units issued to SemGroup in SemCrude Pipeline transactions	—	3,000,000	—	2,500,000
August common unit offering	4,750,000	—	—	—
Vesting of equity-based compensation awards, including equivalent distributions	9,739	—	—	—
Balance at December 31, 2013	13,759,739	4,389,709	8,389,709	2,500,000
Units issued to SemGroup in SemCrude Pipeline transaction	—	2,425,000	—	1,250,000
Vesting of equity-based compensation awards, including equivalent distributions	5,712	—	—	—
Balance at December 31, 2014	13,765,451	6,814,709	8,389,709	3,750,000

There were no units issued between the December 14, 2011 initial public offering and December 31, 2012.
Equity Issuances
On August 13, 2013, we issued 4,750,000 common limited partner units to the public for proceeds of $152.5 million, net of underwriting discounts and commissions of $6.4 million. Our general partner contributed $3.2 million to the Partnership to maintain its 2% ownership. Proceeds were used to repay borrowings on our credit facility.
On January 8, 2013, we entered into a Common Unit Purchase Agreement with certain purchasers (the “Purchasers”), pursuant to which, on January 11, 2013, 2.0 million common units were issued and sold to the Purchasers in a private placement at a price of $29.63 per common unit for aggregate consideration of approximately $59.3 million (the “Private Placement”). The Partnership used the net proceeds from the Private Placement to fund a portion of the purchase of the initial 33% interest in SCPL.
See Note 3 for information related to units issued to SemGroup as consideration in the SemCrude Pipeline transactions.
See Note 10 for information related to units issued due to vesting of equity-based compensation awards.
Subsequent Events
On January 1, 2015, based upon satisfying certain operational targets by White Cliffs, all 3,750,000 Class A units were converted to common units on a one-for-one basis. The conversion did not impact the total number of the Partnership's outstanding units representing limited partner interests.
On February 13, 2015, we issued and sold 2.3 million common limited partner units to the public for net proceeds of $89.1 million. Proceeds were used to acquire the Wattenberg Oil Trunkline and a 50% interest in Glass Mountain from SemGroup. See Note 3 for additional information related to the acquisition including units issued to SemGroup as consideration.
On February 17, 2015, certain targets specified in our partnership agreement were achieved and all 8,389,709 subordinated units were converted to common units. The conversion did not impact the total number of the partnership’s outstanding units representing limited partner interests.